SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS DUE FOR OPERATING LEASES (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
2024 (six months)	$ 743,577	$ 1,010,149
2025	1,590,014	2,160,034
2026	1,171,138	1,590,990
2027	1,001,209	1,360,142
2028	118,019	160,331
Total minimum lease payments	4,623,957	6,281,646
Less: imputed interest	(378,969)	(514,829)
Future minimum lease payments	$ 4,244,988	$ 5,766,817	$ 4,441,294